Acquisition - Acquisition of Jiuzhou Yichang (Details) - Jiuzhou Yichang - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 11, 2016	Dec. 31, 2017	Jun. 30, 2016
Acquisition of Jiuzhou Yichang
Equity interest acquired (as a percent)	100.00%
Cash consideration	¥ 150,000	¥ 110,000
Consideration payable, current		¥ 40,000
Assets acquired:
Cash and cash equivalents			¥ 2,108
Other current assets			31,032
Project assets			200,187
Total assets acquired			233,327
Liabilities
Accounts payable			13,553
Other liabilities			69,774
Total liabilities assumed			83,327
Total fair value of net assets			¥ 150,000